UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-4337


                               HERITAGE CASH TRUST
                               -------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 567-8143

                            STEVEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                1601 K Street, NW
                             Washington, D.C. 20006





Date of fiscal year end: August 31

Date of reporting period: November 30, 2006
                          -----------------

ITEM 1. SCHEDULE OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MONEY MARKET FUND
                                           INVESTMENT PORTFOLIO
                                             NOVEMBER 30, 2006
                                                (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                       PRINCIPAL                         % OF NET
                                                                        AMOUNT              VALUE         ASSETS
                                                                        ------              -----         ------
COMMERCIAL PAPER
----------------
    DOMESTIC
    --------
       BANKS
       -----
          Bank of America Corporation, 5.22%, 12/05/06               $ 50,000,000       $ 49,971,000        1.0%
          Bank of America Corporation, 5.25%, 12/06/06                 26,300,000         26,280,823        0.5%
          Bank of America Corporation, 5.24%, 12/22/06                 50,000,000         49,847,167        0.9%
          Bank of America Corporation, 5.25%, 01/12/07                 23,700,000         23,554,838        0.5%
          J.P. Morgan  Chase & Company, Inc., 5.16%, 12/21/06         100,000,000         99,713,333        1.9%
          State Street Corporation, 5.23%, 12/01/06                    50,000,000         50,000,000        0.9%
          State Street Corporation, 5.23%, 01/09/07                    50,000,000         49,716,708        0.9%
                                                                                      ---------------     ------
                                                                                         349,083,869        6.6%
       BEVERAGES
       ---------
          Anheuser-Busch Companies, Inc., 5.26%, 12/01/06              37,730,000         37,730,000        0.7%
          The Coca-Cola Company, 5.20%, 12/13/06                       16,487,000         16,458,423        0.3%
          The Coca-Cola Company, 5.18%, 12/19/06                       18,513,000         18,465,051        0.3%
          The Coca-Cola Company, 5.19%, 12/19/06                       40,000,000         39,896,200        0.8%
          The Coca-Cola Company, 5.19%, 12/20/06                       25,000,000         24,931,521        0.5%
                                                                                      ---------------     ------
                                                                                         137,481,195        2.6%
       CHEMICALS
       ---------
          E.I. du Pont de Nemours and Company, 5.21%, 12/13/06         75,000,000         74,869,750        1.4%
          E.I. du Pont de Nemours and Company, 5.21%, 12/15/06         25,000,000         24,949,347        0.5%
                                                                                      ---------------     ------
                                                                                          99,819,097        1.9%
       COSMETICS/PERSONAL CARE
       -----------------------
          Colgate-Palmolive Company, 5.20%, 12/13/06                   40,000,000         39,930,667        0.7%
          Colgate-Palmolive Company, 5.20%, 12/20/06                   38,500,000         38,394,339        0.7%
          Kimberly-Clark Worldwide, 5.21%, 12/05/06                    63,000,000         62,963,530        1.2%
          Kimberly-Clark Worldwide, 5.22%, 12/06/06                     7,000,000          6,994,925        0.1%
          Kimberly-Clark Worldwide, 5.22%, 12/11/06                    29,300,000         29,257,515        0.6%
          The Procter & Gamble Company, 5.21%, 12/18/06                50,000,000         49,876,986        0.9%
          The Procter & Gamble Company, 5.21%, 12/19/06                40,000,000         39,895,800        0.8%
          The Procter & Gamble Company, 5.21%, 12/20/06                30,347,000         30,263,554        0.6%
                                                                                      ---------------     ------
                                                                                         297,577,316        5.6%
       DIVERSIFIED MANUFACTURER
       ------------------------
          3M Company, 5.28%, 12/01/06                                  20,000,000         20,000,000        0.4%
          3M Company, 5.15%, 12/06/06                                  50,000,000         49,964,236        1.0%
          3M Company, 5.15%, 12/18/06                                  50,000,000         49,878,403        0.9%
          General Electric Capital Corporation, 5.23%, 12/14/06        50,000,000         49,905,569        1.0%
          General Electric Company, 5.23%, 12/22/06                    50,000,000         49,847,458        0.9%
          General Electric Company, 5.24%, 12/29/06                    50,000,000         49,796,222        0.9%
                                                                                      ---------------     ------
                                                                                         269,391,889        5.1%
       ELECTRONIC COMPONENTS & EQUIPMENT
       ---------------------------------
          Emerson Electric Co., 5.19%, 12/04/06                        50,000,000         49,978,375        0.9%
          Emerson Electric Co., 5.21%, 12/12/06                        21,200,000         21,166,251        0.4%
                                                                                      ---------------     ------
                                                                                          71,144,626        1.3%
       FINANCIAL SERVICES
       ------------------
          Citigroup Funding Inc., 5.22%, 12/28/06                     100,000,000         99,608,500        1.9%
          Citigroup Funding Inc., 5.22%, 01/02/07                      50,000,000         49,768,000        0.9%
          Merrill Lynch & Co., Inc., 5.21%, 12/01/06                   50,000,000         50,000,000        0.9%
          Merrill Lynch & Co., Inc., 5.21%, 12/05/06                   25,000,000         24,985,528        0.5%
          Merrill Lynch & Co., Inc., 5.21%, 12/11/06                   25,000,000         24,963,819        0.5%
          Morgan Stanley, 5.25%, 12/21/06                              25,000,000         24,927,083        0.5%
                                                                                      ---------------     ------
                                                                                         274,252,930        5.2%
       OFFICE/BUSINESS EQUIPMENT
       -------------------------
          Pitney Bowes, Inc., 5.21%, 12/01/06                          14,850,000         14,850,000        0.3%
          Pitney Bowes, Inc., 5.22%, 12/01/06                          15,700,000         15,700,000        0.3%
          Pitney Bowes, Inc., 5.24%, 12/01/06                          31,550,000         31,550,000        0.6%
          Pitney Bowes, Inc., 5.23%, 12/05/06                          16,700,000         16,690,295        0.3%
          Pitney Bowes, Inc., 5.22%, 12/07/06                          21,200,000         21,181,556        0.4%
                                                                                      ---------------     ------
                                                                                          99,971,851        1.9%
       OIL & GAS
       ---------
          ChevronTexaco Funding Corporation, 5.20%, 12/15/06           50,000,000         49,898,889        1.0%
          ChevronTexaco Funding Corporation, 5.22%, 12/19/06           50,000,000         49,869,500        0.9%
          ChevronTexaco Funding Corporation, 5.21%, 01/03/07           50,000,000         49,761,208        0.9%
          Shell International Finance BV, 5.20%, 12/14/06              15,000,000         14,971,833        0.3%
                                                                                      ---------------     ------
                                                                                         164,501,431        3.1%
       PHARMACEUTICALS
       ---------------
          Abbott Laboratories, 5.20%, 12/12/06                         27,560,000         27,516,210        0.5%
          Abbott Laboratories, 5.19%, 12/19/06                         50,000,000         49,870,250        1.0%
          Abbott Laboratories, 5.19%, 12/21/06                         15,400,000         15,355,597        0.3%
          Abbott Laboratories, 5.19%, 12/29/06                         15,600,000         15,537,028        0.3%
          Abbott Laboratories, 5.19%, 01/02/07                         28,000,000         27,870,827        0.5%
          Abbott Laboratories, 5.19%, 01/09/07                         11,000,000         10,938,153        0.2%
                                                                                      ---------------     ------
                                                                                         147,088,064        2.8%

------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MONEY MARKET FUND
                                           INVESTMENT PORTFOLIO
                                             NOVEMBER 30, 2006
                                                (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                       PRINCIPAL                         % OF NET
                                                                        AMOUNT              VALUE         ASSETS
                                                                        ------              -----         ------
       RETAIL
       ------
          The Home Depot, Inc., 5.23%, 12/01/06                        30,000,000         30,000,000        0.6%
          The Home Depot, Inc., 5.22%, 12/06/06                        50,000,000         49,963,750        1.0%
          Wal-Mart Stores Inc., 5.20%, 12/04/06                        25,000,000         24,989,167        0.5%
          Wal-Mart Stores Inc., 5.22%, 12/04/06                         5,664,000          5,661,536        0.1%
          Wal-Mart Stores Inc., 5.20%, 12/05/06                         7,742,000          7,737,527        0.1%
          Wal-Mart Stores Inc., 5.20%, 12/06/06                        30,000,000         29,978,333        0.6%
          Wal-Mart Stores Inc., 5.21%, 12/06/06                        49,695,000         49,659,040        0.9%
          Wal-Mart Stores Inc., 5.21%, 12/08/06                         9,350,000          9,340,528        0.2%
          Wal-Mart Stores Inc., 5.22%, 12/13/06                        22,549,000         22,509,765        0.4%
                                                                                      ---------------     ------
                                                                                         229,839,646        4.4%

    Total Domestic Commercial Paper (cost $2,140,151,914)                              2,140,151,914       40.5%
    FOREIGN (a)
    -----------
       BANKS
       -----
          ABN AMRO North America Finance Inc., 5.22%, 12/04/06         50,000,000         49,978,250        1.0%
          ABN AMRO North America Finance Inc., 5.21%, 01/12/07         50,000,000         49,696,083        0.9%
          Barclays U.S. Funding Corporation, 5.23%, 12/29/06           50,000,000         49,796,611        0.9%
          Barclays U.S. Funding Corporation, 5.23%, 01/19/07           50,000,000         49,644,069        0.9%
          Danske Corporation, 5.23%, 12/01/06                          25,000,000         25,000,000        0.5%
          Danske Corporation, 5.23%, 12/04/06                          50,000,000         49,978,208        1.0%
          Danske Corporation, 5.24%, 12/15/06                          25,000,000         24,949,104        0.5%
          Deutsche Bank Financial Inc., 5.24%, 12/12/06                60,000,000         59,904,025        1.1%
          Deutsche Bank Financial Inc., 5.24%, 01/09/07                40,000,000         39,773,150        0.8%
          KFW International Finance, 5.22%, 12/14/06                   45,180,000         45,094,836        0.9%
          KFW International Finance, 5.19%, 12/26/06                   34,653,000         34,528,105        0.7%
          KFW International Finance, 5.21%, 01/10/07                   19,100,000         18,989,432        0.4%
          Rabobank USA Financial Corporation, 5.31%, 12/01/06         100,000,000        100,000,000        1.9%
          Royal Bank of Scotland, 5.22%, 12/05/06                      50,000,000         49,971,028        0.9%
          Royal Bank of Scotland, 5.23%, 01/05/07                      50,000,000         49,746,007        0.9%
          UBS Finance Delaware, LLC, 5.24%, 12/04/06                   50,000,000         49,978,167        0.9%
          UBS Finance Delaware, LLC, 5.25%, 12/07/06                   50,000,000         49,956,250        0.9%
                                                                                      ---------------     ------
                                                                                         796,983,326       15.1%
       FINANCIAL SERVICES
       ------------------
          Siemens Capital Corporation, 5.21%, 12/04/06                 50,000,000         49,978,292        1.0%
          Siemens Capital Corporation, 5.20%, 12/20/06                 50,000,000         49,862,778        0.9%
          Toyota Motor Credit Corporation, 5.24%, 01/04/07             50,000,000         49,752,556        0.9%
          Toyota Motor Credit Corporation, 5.23%, 01/17/07             40,000,000         39,726,878        0.8%
          Toyota Motor Credit Corporation, 5.24%, 01/22/07             60,000,000         59,545,867        1.1%
                                                                                      ---------------     ------
                                                                                         248,866,369        4.7%
       FOOD
       ----
          Nestle Capital Corporation, 5.19%, 12/07/06                  29,000,000         28,974,915        0.5%
          Nestle Capital Corporation, 5.20%, 12/07/06                  17,400,000         17,384,920        0.3%
          Nestle Capital Corporation, 5.20%, 12/08/06                  52,900,000         52,846,512        1.0%
          Nestle Capital Corporation, 5.21%, 12/08/06                  13,352,000         13,338,487        0.3%
          Nestle Capital Corporation, 5.22%, 01/17/07                  37,348,000         37,093,473        0.7%
          Unilever Capital Corporation, 5.21%, 12/11/06                24,625,000         24,589,362        0.5%
          Unilever Capital Corporation, 5.20%, 12/14/06                10,000,000          9,981,222        0.2%
          Unilever Capital Corporation, 5.20%, 12/18/06                10,000,000          9,975,444        0.2%
          Unilever Capital Corporation, 5.19%, 12/19/06                15,000,000         14,961,075        0.3%
          Unilever Capital Corporation, 5.20%, 12/20/06                10,000,000          9,972,556        0.2%
          Unilever Capital Corporation, 5.19%, 12/21/06                22,075,000         22,011,350        0.4%
                                                                                      ---------------     ------
                                                                                         241,129,317        4.6%
       REGIONAL AGENCIES
       -----------------
          The Canadian Wheat Board, 5.11%, 12/12/06                    35,000,000         34,945,351        0.7%
          The Canadian Wheat Board, 5.11%, 12/14/06                    25,000,000         24,953,868        0.5%
          The Canadian Wheat Board, 5.10%, 12/15/06                    30,000,000         29,940,500        0.6%
          Export Development Canada, 5.12%, 12/14/06                   50,000,000         49,907,646        0.9%
          Export Development Canada, 5.12%, 12/15/06                   50,000,000         49,900,542        0.9%
                                                                                      ---------------     ------
                                                                                         189,647,907        3.6%

    Total Foreign Commercial Paper (cost $1,476,626,919)                               1,476,626,919       28.0%
                                                                                      ---------------     ------
    Total Commercial Paper (cost $3,616,778,833)                                       3,616,778,833       68.5%

U.S. GOVERNMENT-SPONSORED ENTERPRISES
-------------------------------------
          Federal Farm Credit Banks, 5.18%, 12/15/06                   27,000,000         26,945,662        0.5%
          Federal Farm Credit Banks, 5.12%, 12/22/06                   11,000,000         10,967,147        0.2%
          Federal Farm Credit Banks, 5.17%, 12/29/06                   14,300,000         14,242,498        0.3%
          Fannie Mae, 5.15%, 12/13/06                                  90,116,000         89,961,451        1.7%
          Fannie Mae, 5.15%, 12/20/06                                  61,000,000         60,834,199        1.2%
          Fannie Mae, 5.16%, 12/29/06                                  40,000,000         39,839,467        0.8%
          Fannie Mae, 5.17%, 12/29/06                                  50,000,000         49,798,944        1.0%
          Fannie Mae, 5.14%, 01/03/07                                  26,641,000         26,515,476        0.5%
          Fannie Mae, 5.15%, 01/03/07                                  50,000,000         49,763,958        1.0%
          Fannie Mae, 5.17%, 01/05/07                                  50,000,000         49,748,681        1.0%
          Fannie Mae, 5.15%, 01/08/07                                  50,000,000         49,728,458        1.0%

------------------------------------------------------------------------------------------------------------------
                                 HERITAGE CASH TRUST -- MONEY MARKET FUND
                                           INVESTMENT PORTFOLIO
                                             NOVEMBER 30, 2006
                                                (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                       PRINCIPAL                         % OF NET
                                                                        AMOUNT              VALUE         ASSETS
                                                                        ------              -----         ------

          Fannie Mae, 5.15%, 01/08/07                                  30,000,000         29,836,917        0.6%
          Fannie Mae, 5.15%, 01/10/07                                  47,000,000         46,731,317        0.9%
          Federal Home Loan Bank, 5.15%, 12/15/06                      25,000,000         24,949,979        0.5%
          Federal Home Loan Bank, 5.08%, 12/20/06                      25,000,000         24,932,972        0.5%
          Federal Home Loan Bank, 5.12%, 12/22/06                      50,000,000         49,850,667        0.9%
          Federal Home Loan Bank, 5.14%, 12/22/06                      50,000,000         49,850,083        0.9%
          Federal Home Loan Bank, 5.18%, 12/22/06                      14,000,000         13,957,738        0.3%
          Federal Home Loan Bank, 5.13%, 12/27/06                      31,482,000         31,365,359        0.6%
          Federal Home Loan Bank, 5.18%, 12/28/06                      50,000,000         49,805,750        0.9%
          Federal Home Loan Bank, 5.15%, 01/10/07                      50,000,000         49,713,889        0.9%
          Federal Home Loan Bank, 5.18%, 01/10/07                      50,000,000         49,712,500        0.9%
          Federal Home Loan Bank, 5.16%, 01/24/07                      50,000,000         49,613,000        0.9%
          Federal Home Loan Bank, 5.16%, 01/26/07                      50,000,000         49,598,667        0.9%
          Federal Home Loan Bank Note, 5.565%, 08/24/07
           (callable 02/01/07)                                         25,000,000         25,000,000        0.5%
          Federal Home Loan Bank Note, 5.35%, 10/25/07
           (callable quarterly)                                        25,000,000         25,000,000        0.5%
          Federal Home Loan Bank Note, 5.35%, 11/06/07
           (callable monthly)                                          30,000,000         30,000,000        0.6%
          Freddie Mac, 5.16%, 12/05/06                                 24,515,000         24,500,945        0.5%
          Freddie Mac, 5.11%, 12/18/06                                 50,000,000         49,879,347        0.9%
          Freddie Mac, 5.19%, 12/19/06                                 50,000,000         49,870,250        0.9%
          Freddie Mac, 5.13%, 12/26/06                                 50,000,000         49,821,875        0.9%
          Freddie Mac, 5.19%, 12/26/06                                 36,000,000         35,870,275        0.7%
          Freddie Mac, 5.12%, 12/27/06                                 50,000,000         49,815,111        0.9%
          Freddie Mac, 5.13%, 12/27/06                                 50,000,000         49,814,750        0.9%
          Freddie Mac, 5.14%, 12/27/06                                 50,000,000         49,814,569        0.9%
          Freddie Mac, 5.13%, 12/29/06                                 50,000,000         49,800,500        0.9%
          Freddie Mac, 5.17%, 01/12/07                                 50,000,000         49,698,708        0.9%
          Freddie Mac Note, 4.7625%, 02/09/07 (callable quarterly)     25,000,000         25,000,000        0.5%
          Freddie Mac Note, 4.92%, 02/28/07                            25,000,000         25,000,000        0.5%
                                                                                      ---------------     ------
    Total U.S. Government-Sponsored Enterprises
      (cost $1,577,151,110)                                                            1,577,151,110       29.9%

CERTIFICATES OF DEPOSIT
-----------------------
    FOREIGN (a)
    -----------
       BANKS
       -----
          HBOS Treasury Services PLC, 5.26%, 12/08/06                  50,000,000         50,000,048        1.0%
          HBOS Treasury Services PLC, 5.27%, 12/08/06                  50,000,000         50,000,000        0.9%
                                                                                      ---------------     ------
    Total Certificates of Deposit (cost $100,000,048)                                    100,000,048        1.9%
    Total Investment Portfolio excluding
    repurchase agreement (cost $5,293,929,991)                                         5,293,929,991      100.3%
                                                                                      ---------------     ------
    REPURCHASE AGREEMENT
    --------------------
    Repurchase Agreement with State Street Bank
    and Trust Company, dated November 30, 2006 @
    5.02% to be repurchased at $1,022,143 on
    December 1, 2006, collateralized by
    $1,055,000 United States Treasury Notes,
    4.5% due November 30, 2011,
    (market value $1,057,308 including interest)
    (cost $1,022,000) . . . . . . . . . . . . . . .                                        1,022,000        0.0%
                                                                                      ---------------     ------

    TOTAL INVESTMENT PORTFOLIO (COST $5,294,951,991) (b)                               5,294,951,991      100.3%
    OTHER ASSETS AND LIABILITIES, NET,                                                   (16,214,967)      -0.3%
                                                                                      ---------------     ------
    NET ASSETS (consisting of paid-in-capital net of accumulated
     net realized loss of $3,174)                                                    $l5,278,737,024      100.0%
                                                                                      ===============     ======
-------------

     (a)  U.S. dollar denominated.
     (b)  The aggregate identified cost for federal income tax purposes is the same.



------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                        INVESTMENT PORTFOLIO
                                                          NOVEMBER 30, 2006
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                         % OF NET
                                                                                          AMOUNT            VALUE           ASSETS
                                                                                          ------            -----          --------
NOTES, BONDS & VARIABLE RATE DEMAND NOTES - (a) (b)
     ALABAMA
        Alabama Housing Finance Authority, 3.55% (c)
            Multi Family Housing Revenue Bond
            Hunter Ridge Apartments Project, Series 05F, AMT, 12/07/06
            LOC: Federal Home Loan Mortgage Corporation                                    10,550,000        10,550,000         0.9%
        Stevenson Industrial Development Board, 3.54% (c)
            Industrial Development Revenue Bond
            Mead Corporation Project, Series 97, AMT, 12/06/06
            LOC: J.P. Morgan Chase Bank                                                     6,400,000         6,400,000         0.5%
                                                                                                      -----------------   ----------
                                                                                                             16,950,000         1.4%
     ALASKA
        Valdez, 3.65% (c)
            Industrial Development Revenue Bond
            BP Amoco Inc. Project, Series 03A, 12/01/06                                     3,800,000         3,800,000         0.3%
                                                                                                      -----------------   ----------
     ARIZONA
        Maricopa County Industrial Development Authority, 3.51% (c)
            Multi Family Housing Revenue Bond
            San Remo Apartments Project, Series 02, AMT, 12/07/06
            LOC: Federal National Mortgage Association                                      3,400,000         3,400,000         0.3%
        Maricopa County Industrial Development Authority, 3.56% (c)
            Multi Family Housing Revenue Bond
            San Fernando Apartments Project, Series 04, AMT, 12/07/06
            LOC: Federal National Mortgage Association                                      6,750,000         6,750,000         0.6%
                                                                                                      -----------------   ----------
                                                                                                             10,150,000         0.9%
     ARKANSAS
        Pulaski County Public Facilities Board, 3.56% (c)
            Multi Family Housing Revenue Bond
            Markham Oaks & Indian Hills Apartments Project, Series 05, AMT, 12/07/06
            LOC: Regions Bank                                                               6,400,000         6,400,000         0.5%
                                                                                                      -----------------   ----------
     COLORADO
        Colorado Educational & Cultural Facilities Authority, 3.48% (c)
            Campus Village Apartments Project, Series 05, 12/07/06
            LOC: Citibank, N.A.                                                             5,300,000         5,300,000         0.4%
        Colorado Health Facilities Authority, 3.45% (c)
            Hospital Revenue Bond
            Exempla Inc. Project, 12/07/06
            LOC: U.S. Bank, N.A.                                                            2,395,000         2,395,000         0.2%
        Denver City & County, 3.53% (c)
            Airport Facilities Revenue Bond
            Series 92F, AMT, 12/06/06
            LOC: Societe Generale                                                          16,600,000        16,600,000         1.4%
        Traer Creek Metropolitan District, 3.50% (c)
            Eagle County Project, Series 02, 12/06/06
            LOC: BNP Paribas                                                                2,300,000         2,300,000         0.2%
                                                                                                      -----------------   ----------
                                                                                                             26,595,000         2.2%
     CONNECTICUT
        Connecticut Housing Finance Authority, 3.52% (c)
            Mortgage Finance Project, AMBAC, Series 02B, AMT, 12/07/06
            BPA: Federal Home Loan Bank                                                     9,800,000         9,800,000         0.8%
                                                                                                      -----------------   ----------



------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                        INVESTMENT PORTFOLIO
                                                          NOVEMBER 30, 2006
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                         % OF NET
                                                                                          AMOUNT            VALUE           ASSETS
                                                                                          ------            -----          --------
     DISTRICT OF COLUMBIA
        District of Columbia, 3.50% (c)
            Series D, 12/06/06
            BPA: FGIC                                                                       8,280,000         8,280,000         0.7%
        District of Columbia, 3.65%
            Certificates of Participation
            AMBAC, 01/01/07                                                                 1,000,000         1,001,095         0.1%
        Metropolitan Washington Airport Authority, 3.55% (c)
            Airport Facilities Revenue Bond
            FSA, Series 02C, AMT, 12/06/06
            BPA: Dexia                                                                      7,790,000         7,790,000         0.6%
                                                                                                      -----------------   ----------
                                                                                                             17,071,095         1.4%
     FLORIDA
        Florida Housing Finance Corporation, 3.53% (c)
            Multi Family Housing Revenue Bond
            Arlington Apartments Project, Series 04 G-1, AMT, 12/06/06
            LOC: Bank of America, N.A.                                                      3,000,000         3,000,000         0.3%
        Highlands County Health Facilities Authority, 3.48% (c)
            Hospital Revenue Bond
            Adventist Health System Project, Series 03A, 12/07/06
            LOC: SunTrust Bank                                                              5,300,000         5,300,000         0.4%
        Hillsborough County Housing Finance Authority, 3.52% (c)
            Multi Family Housing Revenue Bond
            Brandon Crossing Apartments Project, Series 98A, AMT, 12/07/06
            LOC: Federal National Mortgage Association                                      5,900,000         5,900,000         0.5%
        Jacksonville Economic Development Commission, 3.55% (c)
            Airport Facilities Revenue Bond
            Holland SheltAir Project, Series A-1, AMT, 12/07/06
            LOC: Bank of America, N.A.                                                      1,200,000         1,200,000         0.1%
        Monroe County, 3.55% (c)
            Airport Facilities Revenue Bond
            Key West International Airport Project, AMT, 12/07/06
            LOC: Bank of America, N.A.                                                     14,500,000        14,500,000         1.2%
        Orange County Industrial Development Authority, 3.49% (c)
            Industrial Development Revenue Bond
            Catholic Diocese Project, 12/06/06
            LOC: SunTrust Bank                                                              8,000,000         8,000,000         0.7%
        Palm Beach County, 3.51% (c)
            Henry Morrison Flagler Project, 12/07/06
            LOC: Northern Trust Company                                                     5,375,000         5,375,000         0.4%
        Palm Beach County, 3.55% (c)
            Norton Gallery Inc. Project, 12/06/06
            LOC: Bank of America, N.A.                                                      2,575,000         2,575,000         0.2%
        Palm Beach County, 3.55% (c)
            Norton Gallery Inc. Project, 12/06/06
            LOC: Northern Trust Company                                                     3,000,000         3,000,000         0.3%
        Tampa, 3.49% (c)
            Academy of the Holy Names Project, Series 01, 12/06/06
            LOC: SunTrust Bank                                                              2,070,000         2,070,000         0.2%
        Tampa & Hillsborough County Expressway Authority, 3.54%
            Transportation Revenue Bond
            AMBAC, 07/01/07                                                                 3,805,000         3,836,614         0.3%
                                                                                                      -----------------   ----------
                                                                                                             54,756,614         4.6%
     GEORGIA
        Bibb County Development Authority, 3.49% (c)
            Industrial Development Revenue Bond
            Mount de Sales Academy Project, Series 00, 12/06/06
            LOC: SunTrust Bank                                                              2,975,000         2,975,000         0.2%
        Clayton County Development Authority, 3.55% (c)
            Industrial Development Revenue Bond
            C. W. Matthews Contracting Project, Series 00, AMT, 12/07/06
            LOC: Bank of America, N.A.                                                        700,000           700,000         0.1%
        Coweta County, 3.49% (c)
            Hospital Revenue Bond
            Wesley Woods of Newman Project, Series 05, 12/06/06
            LOC: Branch Banking & Trust                                                     3,600,000         3,600,000         0.3%
        DeKalb County Housing Authority, 3.54% (c)
            Multi Family Housing Revenue Bond
            Mountain Crest Apartments Project, Series 02A-1, AMT, 12/06/06
            LOC: SunTrust Bank                                                              3,800,000         3,800,000         0.3%
        East Point Housing Authority, 3.55% (c)
            Multi Family Housing Revenue Bond
            Eagles Creste Apartments Project, Series 03, AMT, 12/07/06
            LOC: Federal Home Loan Mortgage Corporation                                    12,525,000        12,525,000         1.0%
        Fulton County Development Authority, 3.49% (c)
            Industrial Development Revenue Bond
            Shepard Center Inc. Project, Series 05, 12/06/06
            LOC: SunTrust Bank                                                             10,000,000        10,000,000         0.8%
        Fulton County Development Authority, 3.59% (c)
            Multi Family Housing Revenue Bond
            Hidden Creste Apartments Project, Series 04, AMT, 12/07/06
            LOC: J.P. Morgan Chase Bank                                                    16,000,000        16,000,000         1.3%
        Gainesville & Hall County Development Authority, 3.58% (c)
            Industrial Development Revenue Bond
            IMS Gear Inc.  Project, Series 00, AMT, 12/07/06
            LOC: Wachovia Bank, N.A.                                                        2,000,000         2,000,000         0.2%
        Rockmart Development Authority, 3.58% (c)
            Industrial Development Revenue Bond
            C. W. Matthews Contracting Project, Series 00, AMT, 12/07/06
            LOC: Wachovia Bank, N.A.                                                        1,000,000         1,000,000         0.1%
        Roswell Housing Authority, 3.55% (c)
            Multi Family Housing Revenue Bond
            Park Ridge Apartments Project, Series 03, AMT, 12/07/06
            LOC: Federal National Mortgage Association                                      8,100,000         8,100,000         0.7%
                                                                                                      -----------------   ----------
                                                                                                             60,700,000         5.0%
     ILLINOIS
        Chicago, 3.50% (c)
            FSA, Series 03B-1, 12/06/06                                                    20,000,000        20,000,000         1.7%
        Chicago, 3.53% (c)
            Subordinate Lien Revenue Bonds
            Series 99, 12/06/06
            LOC: Bank One, N.A.                                                             2,000,000         2,000,000         0.2%
        Chicago, 3.63% (c)
            Multi Family Housing Revenue Bond
            North Larrabee Project, Series 01A, AMT, 12/07/06
            LOC: Harris Trust and Savings Bank                                              2,890,000         2,890,000         0.2%
        Chicago Board of Education, 3.48% (c)
            FSA, Series 00D, 12/07/06
            BPA: Dexia                                                                      7,700,000         7,700,000         0.6%
        Chicago Industrial Development Authority, 3.55% (c)
            Industrial Development Revenue Bond
            Evans Food Products Company Project, Series 98, AMT, 12/07/06
            LOC: LaSalle National Trust, N.A.                                               4,405,000         4,405,000         0.4%
        Chicago Metropolitan Water Reclamation District, 3.46% (c)
            Series E, 12/06/06
            BPA: Landesbank Hessen-Thueringen                                              15,000,000        15,000,000         1.2%
        Cook County, 3.50% (c)
            Series 02B, 12/06/06
            BPA: Landesbank Hessen-Thueringen                                              10,000,000        10,000,000         0.8%

------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                        INVESTMENT PORTFOLIO
                                                          NOVEMBER 30, 2006
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                         % OF NET
                                                                                          AMOUNT            VALUE           ASSETS
                                                                                          ------            -----          --------
        Hennepin, 3.58% (c)
            Pollution Control Revenue Bond
            Hennepin-Hopper Lakes Project, Series 01, 12/07/06
            LOC: Harris Trust and Savings Bank                                              2,300,000         2,300,000         0.2%
        Illinois Development Finance Authority, 3.55% (c)
            Industrial Development Revenue Bond
            Elite Manufacturing Technologies Inc. Project, Series 99, AMT, 12/07/06
            LOC: LaSalle National Trust, N.A.                                               3,275,000         3,275,000         0.3%
        Illinois Development Finance Authority, 3.55% (c)
            Industrial Development Revenue Bond
            Emtech Machining & Grinding Project, Series 96, AMT, 12/07/06
            LOC: LaSalle National Trust, N.A.                                                 950,000           950,000         0.1%
        Illinois Development Finance Authority, 3.55% (c)
            Industrial Development Revenue Bond
            MPP Zinc Plating Plant Project, AMT, 12/07/06
            LOC: Bank of America, N.A.                                                      2,000,000         2,000,000         0.2%
        Illinois Development Finance Authority, 3.57% (c)
            Industrial Development Revenue Bond
            Azteca Foods Inc. Project, Series 95, AMT, 12/06/06
            LOC: LaSalle National Trust, N.A.                                                 400,000           400,000         0.0%
        Illinois Development Finance Authority, 3.63% (c)
            Industrial Development Revenue Bond
            Northwest Pallet Supply Project, Series 01, AMT, 12/07/06
            LOC: Harris Trust and Savings Bank                                              3,380,000         3,380,000         0.3%
        Illinois Housing Development Authority, 3.54% (c)
            Multi Family Housing Revenue Bond
            Sterling Towers Project, Series 01, AMT, 12/07/06
            LOC: Harris Trust and Savings Bank                                              3,895,000         3,895,000         0.3%
        Illinois Housing Development Authority, 3.57% (c)
            Multi Family Housing Revenue Bond
            Hyde Park Tower Project, Series 00A, AMT, 12/06/06
            LOC: Federal National Mortgage Association                                      6,715,000         6,715,000         0.6%
        Lake County, 3.55% (c)
            Multi Family Housing Revenue Bond
            Rosewood Apartments Project, Series 04, AMT, 12/07/06
            LOC: Federal Home Loan Mortgage Corporation                                     4,205,000         4,205,000         0.3%
        Lake County, 3.57% (c)
            Pollution Control Revenue Bond
            Countryside Landfill Project, Series 96B, AMT, 12/07/06
            LOC: J.P. Morgan Chase Bank                                                     4,320,000         4,320,000         0.4%
        Rock Island County Metropolitan Airport Authority, 3.55% (c)
            Airport Facilities Revenue Bond
            Quad City International Airport Project, Series 98, AMT, 12/06/06
            LOC: U.S. Bank, N.A.                                                            2,065,000         2,065,000         0.2%
        Wheeling, 3.63% (c)
            Industrial Development Revenue Bond
            V-S  Industries Inc. Project, Series 00, AMT, 12/07/06
            LOC: Harris Trust and Savings Bank                                              1,450,000         1,450,000         0.1%
                                                                                                      -----------------    ---------
                                                                                                             96,950,000         8.1%
     INDIANA
        Elkhart County Economic Development Corporation, 3.56% (c)
            Multi Family Housing Revenue Bond
            Johnson Street Apartments Project, Series 98A, AMT, 12/06/06
            LOC: Federal Home Loan Bank                                                     2,490,000         2,490,000         0.2%
        Gibson County, 3.54% (c)
            Pollution Control Revenue Bond
            Toyota Motor Manufacturing Project, Series 97, AMT, 12/06/06                    2,500,000         2,500,000         0.2%
        Gibson County, 3.54% (c)
            Pollution Control Revenue Bond
            Toyota Motor Manufacturing Project, Series 99A, AMT, 12/06/06                   3,000,000         3,000,000         0.2%
        Gibson County, 3.54% (c)
            Pollution Control Revenue Bond
            Toyota Motor Manufacturing Project, Series 00A, AMT, 12/06/06                   1,000,000         1,000,000         0.1%
        Gibson County, 3.54% (c)
            Pollution Control Revenue Bond
            Toyota Motor Manufacturing Project, Series 01B, AMT, 12/06/06                   7,000,000         7,000,000         0.6%
        Indiana Educational Facilities Authority, 3.51% (c)
            Higher Education Bond
            Hanover College Project, Series B, 12/07/06
            LOC: Bank One, N.A.                                                             2,000,000         2,000,000         0.2%
        Indiana Municipal Power Agency, 3.48% (c)
            Series A, 12/06/06
            LOC: Dexia                                                                      3,700,000         3,700,000         0.3%
        Valparaiso Economic Development Corporation, 3.55% (c)
            Industrial Development Revenue Bond
            Block Heavy & Highway Products Project, Series 99, AMT, 12/06/06
            LOC: U.S. Bank, N.A.                                                            2,505,000         2,505,000         0.2%
        Whiting Environmental Facilities, 3.70% (c)
            Pollution Control Revenue Bond
            Amoco Oil Company Project, Series 00, AMT, 12/01/06                             2,200,000         2,200,000         0.2%
                                                                                                      -----------------    ---------
                                                                                                             26,395,000         2.2%
     IOWA
        Iowa, 3.53%
            Tax & Revenue Anticipation Notes
            06/29/07                                                                        5,000,000         5,020,350         0.4%
        Iowa Higher Education Loan Authority, 3.48% (c)
            Student Loan Revenue Bond
            Luther College Project, Series 02, 12/07/06
            LOC: U.S. Bank, N.A.                                                            7,500,000         7,500,000         0.6%
        Orange City, 3.60% (c)
            Industrial Development Revenue Bond
            Vogel Enterprises LTD Project, AMT, 12/07/06
            LOC: U.S. Bank, N.A.                                                            3,200,000         3,200,000         0.3%
                                                                                                      -----------------   ----------
                                                                                                             15,720,350         0.9%
     KANSAS
        Dodge City, 3.54% (c)
            Industrial Development Revenue Bond
            Farmland National Beef Packing Company Project, Series 00, AMT, 12/07/06
            LOC: Rabobank Nederland                                                         6,000,000         6,000,000         0.5%
        Kansas Development Finance Authority, 3.51% (c)
            Hospital Revenue Bond
            Adventist Health Systems Project, 12/07/06
            LOC: SunTrust Bank                                                              5,000,000         5,000,000         0.4%
        Liberal, 3.54% (c)
            Industrial Development Revenue Bond
            Farmland National Beef Packing Company Project, Series 00, AMT, 12/07/06
            LOC: Rabobank Nederland                                                         5,850,000         5,850,000         0.5%
        Shawnee Industrial Development Authority, 3.55% (c)
            Industrial Development Revenue Bond
            Thrall Enterprises Inc. Project, Series 94, AMT, 12/06/06
            LOC: LaSalle National Trust, N.A.                                               2,400,000         2,400,000         0.2%
                                                                                                      -----------------   ----------
                                                                                                             19,250,000         1.6%
     KENTUCKY
        Louisville & Jefferson County Regional Airport Authority, 3.69% (c)
            Special Facilities Revenue Bond
            United Parcel Service Worldwide Project, Series 99A, AMT, 12/01/06              2,000,000         2,000,000         0.2%
        Middletown, 3.50% (c)
            Christian Academy of Louisville Project, Series 04, 12/07/06
            LOC: J.P. Morgan Chase Bank                                                    10,865,000        10,865,000         0.9%
                                                                                                      -----------------   ----------
                                                                                                             12,865,000         1.1%



------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                        INVESTMENT PORTFOLIO
                                                          NOVEMBER 30, 2006
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                         % OF NET
                                                                                          AMOUNT            VALUE           ASSETS
                                                                                          ------            -----          --------

     LOUISIANA
        Caddo-Bossier Parishes Port Commission, 3.59% (c)
            Transportation Revenue Bond
            Oakley Louisiana Inc. Project, Series 98, AMT, 12/07/06
            LOC: Regions Bank                                                               3,380,000         3,380,000         0.3%
        Calcasieu Parish Industrial Development Board, 3.58% (c)
            Industrial Development Revenue Bond
            Hydroserve Westlake LLC Project, Series 98, AMT, 12/06/06
            LOC: J.P. Morgan Chase Bank                                                     1,500,000         1,500,000         0.1%
        Calcasieu Parish Industrial Development Board, 3.71% (c)
            Industrial Development Revenue Bond
            Citgo Petroleum Corporation Project, Series 95, AMT, 12/01/06
            LOC: Banque Nationale De Paris                                                  8,000,000         8,000,000         0.7%
        DeRidder Industrial Development Board, 3.59% (c)
            Industrial Development Revenue Bond
            Pax Inc. Project, Series 97, AMT, 12/07/06
            LOC: J.P. Morgan Chase Bank                                                     2,320,000         2,320,000         0.2%
        Plaquemines Parish, 3.70% (c)
            Industrial Development Revenue Bond
            BP Exploration & Oil Inc. Project, Series 95, AMT, 12/01/06                     3,000,000         3,000,000         0.2%
        St. Charles Parish, 3.70% (c)
            Pollution Control Revenue Bond
            Shell Oil Company Project, Series 92A, AMT, 12/01/06                            3,350,000         3,350,000         0.3%
        St. Charles Parish, 3.70% (c)
            Pollution Control Revenue Bond
            Shell Oil Company Project, Series 93, AMT, 12/01/06                             7,855,000         7,855,000         0.7%
                                                                                                      -----------------   ----------
                                                                                                             29,405,000         2.5%
     MAINE
        Maine Finance Authority, 3.52% (c)
            Industrial Development Revenue Bond
            Jackson Laboratory Project, Series 02, 12/07/06
            LOC: Bank of America, N.A.                                                      5,535,000         5,535,000         0.5%
                                                                                                      -----------------   ----------

     MARYLAND
        Montgomery County, 3.50% (c)
            Industrial Development Revenue Bond
            Georgetown Preparatory School Project, Series 05, 12/07/06
            LOC: Bank of America, N.A.                                                      6,000,000         6,000,000         0.5%
                                                                                                      -----------------   ----------

     MASSACHUSETTS
        Massachusetts GO, 3.45% (c)
            Series 97B, 12/07/06
            BPA: Landesbank Hessen-Thueringen                                              10,000,000        10,000,000         0.9%
        Massachusetts Industrial Finance Agency, 3.52% (c)
            Heritage At Hingham Project, Series 97, AMT, 12/07/06
            LOC: Federal National Mortgage Association                                      6,260,000         6,260,000         0.5%
                                                                                                      -----------------   ----------
                                                                                                             16,260,000         1.4%
     MICHIGAN
        Detroit, 3.48% (c)
            Subordinate Lien Revenue Bonds
            Series 06A, 12/07/06
            BPA: Depfa Bank PLC                                                            20,000,000        20,000,000         1.7%
        Detroit, 3.50% (c)
            Subordinate Lien Revenue Bonds
            FGIC, Series 01C, 12/06/06
            BPA: Depfa Bank PLC                                                             4,000,000         4,000,000         0.3%
                                                                                                      -----------------   ----------
                                                                                                             24,000,000         2.0%



------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                        INVESTMENT PORTFOLIO
                                                          NOVEMBER 30, 2006
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                         % OF NET
                                                                                          AMOUNT            VALUE           ASSETS
                                                                                          ------            -----          ---------
     MINNESOTA
        Dakota County Community Development Agency, 3.75% (c)
            Multi Family Housing Revenue Bond
            View Pointe Apartments Project, Series 04, AMT, 12/01/06
            LOC: LaSalle National Trust, N.A.                                               5,000,000         5,000,000         0.4%
        Plymouth Housing Authority, 3.55% (c)
            Multi Family Housing Revenue Bond
            At the Lake Apartments Project, Series 04, AMT, 12/07/06
            LOC: Federal Home Loan Mortgage Corporation                                     3,800,000         3,800,000         0.3%
        St. Anthony, 3.75% (c)
            Multi Family Housing Revenue Bond
            Landings at Silver Lake Project, Series 04A, AMT, 12/01/06
            LOC: LaSalle National Trust, N.A.                                               6,000,000         6,000,000         0.5%
        St. Paul & Ramsey County Housing & Redevelopment Authority, 3.75% (c)
            Multi Family Housing Revenue Bond
            St. Paul Leased Housing Association I Project, Series 02A, AMT, 12/01/06
            LOC: LaSalle National Trust, N.A.                                               5,000,000         5,000,000         0.4%
        St. Paul Housing & Redevelopment Authority, 3.60% (c)
            Multi Family Housing Revenue Bond
            Bridgecreek Senior Place Project, Series 04A, AMT, 12/07/06
            LOC: LaSalle National Trust, N.A.                                               3,000,000         3,000,000         0.3%
        St. Paul Port Authority, 3.57% (c)
            Transportation Revenue Bond
            District Energy Project, Series 03-2F, AMT, 12/06/06
            LOC: Dexia                                                                      4,000,000         4,000,000         0.3%
                                                                                                      -----------------   ----------
                                                                                                             26,800,000         2.2%
     MISSISSIPPI
        Mississippi Business Finance Corporation, 3.59% (c)
            Industrial Development Revenue Bond
            EPCO Carbon Dioxide Products Inc. Project, Series 02, AMT, 12/07/06
            LOC: Regions Bank                                                               2,750,000         2,750,000         0.2%
        Mississippi Home Corporation, 3.59% (c)
            Multi Family Housing Revenue Bond
            Summer Park Apartments Project, Series 99D-1, AMT, 12/07/06
            LOC: Wachovia Bank, N.A.                                                        9,800,000         9,800,000         0.8%
                                                                                                      -----------------   ----------
                                                                                                             12,550,000         1.0%
     MISSOURI
        Missouri Health & Educational Facilities Authority, 3.49% (c)
            Hospital Revenue Bond
            Lutheran Senior Services Project, Series 00, 12/06/06
            LOC: U.S. Bank, N.A.                                                            6,000,000         6,000,000         0.5%
        Missouri Health & Educational Facilities Authority, 3.49% (c)
            Hospital Revenue Bond
            SSM Health Care Project, FGIC, Series 05 C-3, 12/06/06
            BPA: Citibank, N.A.                                                            11,150,000        11,150,000         0.9%
                                                                                                      -----------------   ----------
                                                                                                             17,150,000         1.4%
     NEVADA
        Clark County, 3.70% (c)
            Cogeneration Association 2 Project, AMT, 12/01/06
            LOC: ABN-AMRO Bank N.V.                                                         2,850,000         2,850,000         0.2%
        Director of the State of Nevada Department of Business & Industry, 3.54% (c)
            Pollution Control Revenue Bond
            Barrick Goldstrike Mines Project, AMT, 12/06/06
            LOC: Royal Bank Of Canada                                                      13,500,000        13,500,000         1.1%
        Nevada Housing Finance Agency, 3.51% (c)
            Multi Family Housing Revenue Bond
            Fremont Meadows Apartments Project, Series 97, AMT, 12/07/06
            LOC: Federal Home Loan Bank                                                     1,790,000         1,790,000         0.2%
        Nevada Housing Finance Agency, 3.51% (c)
            Multi Family Housing Revenue Bond
            Horizon Pines Apartments Project, Series 00A, AMT, 12/07/06
            LOC: Federal National Mortgage Association                                      2,000,000         2,000,000         0.2%
                                                                                                      -----------------   ----------
                                                                                                             20,140,000         1.7%



------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                        INVESTMENT PORTFOLIO
                                                          NOVEMBER 30, 2006
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                         % OF NET
                                                                                          AMOUNT            VALUE           ASSETS
                                                                                          ------            -----          --------
     NEW HAMPSHIRE
        New Hampshire Health & Education Facilities Authority, 3.51% (c)
            Brewster Academy Project, Series 05, 12/07/06
            LOC: Allied Irish Banks                                                         5,300,000         5,300,000         0.5%
        New Hampshire Health & Education Facilities Authority, 3.52% (c)
            Hospital Revenue Bond
            Easter Seals Project, Series 04H-A, 12/07/06
            LOC: Royal Bank of Scotland                                                     5,000,000         5,000,000         0.4%
                                                                                                      -----------------   ----------
                                                                                                             10,300,000         0.9%
     NEW JERSEY
        New Jersey, 3.56%
            Tax & Revenue Anticipation Notes
            06/22/07                                                                       20,000,000        20,102,300         1.7%
        New Jersey Economic Development Authority, 3.50% (c)
            Industrial Development Revenue Bond
            Port Newark Container Terminal Project, Series 03, AMT, 12/06/06
            LOC: Citibank, N.A.                                                             6,200,000         6,200,000         0.5%
                                                                                                      -----------------   ----------
                                                                                                             26,302,300         2.2%
     NEW MEXICO
        New Mexico Hospital Equipment Loan Council, 3.50% (c)
            Hospital Revenue Bond
            Presbyterian Healthcare Services Project, FSA, Series 05A, 12/07/06
            BPA: Citibank, N.A.                                                            22,000,000        22,000,000         1.8%
        New Mexico Hospital Equipment Loan Council, 3.50% (c)
            Hospital Revenue Bond
            Presbyterian Healthcare Services Project, FSA, Series 05B, 12/06/06
            BPA: Citibank, N.A.                                                            12,520,000        12,520,000         1.1%
                                                                                                      -----------------   ----------
                                                                                                             34,520,000         2.9%
     NEW YORK
        New York City Housing Development Corporation, 3.50% (c)
            Multi Family Housing Revenue Bond
            West End Towers Project, Series 04A, AMT, 12/06/06
            LOC: Federal National Mortgage Association                                     10,000,000        10,000,000         0.8%
        New York City Transitional Finance Authority, 3.52% (c)
            Series 01C, 12/06/06
            BPA: Landesbank Baden Wurttenburg                                              10,000,000        10,000,000         0.8%
        New York Dormitory Authority, 3.48% (c)
            Court Facilities Lease Project, 12/06/06
            LOC: Bayerische Landesbank                                                      5,600,000         5,600,000         0.5%
        New York Housing Finance Agency, 3.50% (c)
            Multi Family Housing Revenue Bond
            Saxony Apartments Project, Series 97A, AMT, 12/06/06
            LOC: Federal National Mortgage Association                                     15,000,000        15,000,000         1.3%
        New York Housing Finance Agency, 3.50% (c)
            Series 00A, AMT, 12/06/06
            LOC: Federal Home Loan Mortgage Corporation                                     4,850,000         4,850,000         0.4%
                                                                                                      -----------------   ----------
                                                                                                             45,450,000         3.8%
     NORTH CAROLINA
        North Carolina Capital Facilities Finance Authority, 3.48% (c)
            Durham Academy Project, 12/07/06
            LOC: Wachovia Bank, N.A.                                                        2,700,000         2,700,000         0.2%
                                                                                                      -----------------   ----------

     NORTH DAKOTA
        Richland County, 3.59% (c)
            Pollution Control Revenue Bond
            Minn-Dak Farmers Cooperative Project, Series 02, AMT, 12/07/06
            LOC: Wells Fargo Bank                                                          10,335,000        10,335,000         0.9%
                                                                                                      -----------------   ----------



------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                        INVESTMENT PORTFOLIO
                                                          NOVEMBER 30, 2006
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                         % OF NET
                                                                                          AMOUNT            VALUE           ASSETS

     OHIO
        Akron Bath Copley Joint Township Hospital District, 3.50% (c)
            Healthcare Facilities Revenue Bond
            Sumner on Ridgewood Project, Series 02, 12/07/06
            LOC: KBC Bank                                                                   6,365,000         6,365,000         0.5%
        Franklin County, 3.47% (c)
            Trinity Health Credit Group Project, Series 00F, 12/07/06
            BPA: Bayerische Landesbank and J.P. Morgan Chase Bank                          19,600,000        19,600,000         1.6%
        Hamilton County, 3.50% (c)
            Healthcare Facilities Revenue Bond
            Episcopal Retirement Homes Project, Series 05B, 12/07/06
            LOC: Key Bank                                                                   3,000,000         3,000,000         0.3%
        Ohio, 3.53% (c)
            Higher Education Bond
            Ashland University Project, Series 04, 12/07/06
            LOC: Key Bank                                                                   4,285,000         4,285,000         0.4%
        Westlake, 3.50% (c)
            Healthcare Facilities Revenue Bond
            Lutheran Home Project, Series 05, 12/07/06
            LOC: National City Corporation                                                 11,800,000        11,800,000         1.0%
                                                                                                      -----------------   ----------
                                                                                                             45,050,000         3.8%
     OKLAHOMA
        Oklahoma Development Finance Authority, 3.54% (c)
            Industrial Development Revenue Bond
            Shawnee Funding Project, Series 96, AMT, 12/06/06
            LOC: Bank of Nova Scotia                                                        1,600,000         1,600,000         0.1%
                                                                                                      -----------------   ----------
     OREGON
        Port of Portland, 3.52% (c)
            Portland Bulk Terminal Project, Series 06, 12/07/06
            LOC: Canadian Imperial                                                         13,000,000        13,000,000         1.1%
                                                                                                      -----------------   ----------

     PENNSYLVANIA
        Berks County Industrial Development Authority, 3.57% (c)
            One Douglassville Properties Project, Series 04, AMT, 12/07/06
            LOC: Federal Home Loan Bank                                                     3,600,000         3,600,000         0.3%
        Montgomery County Higher Education & Health Authority, 3.48% (c)
            Higher Education Bond
            Liberty Lutheran Services Project, Series 04, 12/07/06
            LOC: Bank of America, N.A.                                                     12,000,000        12,000,000         1.0%
        Montgomery County Industrial Development Authority, 3.55% (c)
            Pollution Control Revenue Bond
            Peco Energy Company Project, Series B, AMT, 12/07/06
            LOC: Wachovia Bank, N.A.                                                        4,000,000         4,000,000         0.3%
        Pennsylvania Turnpike Commission, 3.50% (c)
            Series A-1, 12/06/06
            BPA: Westdeutsche Landesbank                                                   24,940,000        24,940,000         2.1%
        Philadelphia Authority for Industrial Development, 3.48% (c)
            Girard Estate Tower Project, Series 02, 12/07/06
            LOC: J.P. Morgan Chase Bank                                                     2,000,000         2,000,000         0.2%
                                                                                                      -----------------   ----------
                                                                                                             46,540,000         3.9%



------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                        INVESTMENT PORTFOLIO
                                                          NOVEMBER 30, 2006
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                         % OF NET
                                                                                          AMOUNT            VALUE           ASSETS

     SOUTH CAROLINA
        Berkeley County, 3.70% (c)
            Industrial Development Revenue Bond
            BP Amoco Chemical Company Project, Series 03, AMT, 12/01/06                     1,035,000         1,035,000         0.1%
        Florence County, 3.71% (c)
            Pollution Control Revenue Bond
            Roche Carolina Inc. Project, Series 96, AMT, 12/01/06
            LOC: Deutsche Bank A.G.                                                         8,650,000         8,650,000         0.7%
        Florence County, 3.71% (c)
            Pollution Control Revenue Bond
            Roche Carolina Inc. Project, Series 97, AMT, 12/01/06
            LOC: Union Bank of Switzerland, AG                                              4,775,000         4,775,000         0.4%
        South Carolina Jobs-Economic Development Authority, 3.50% (c)
            Industrial Development Revenue Bond
            Giant Cement Holding Inc. Project, Series 02, AMT, 12/07/06
            LOC: Citibank, N.A.                                                            11,450,000        11,450,000         1.0%
        South Carolina Jobs-Economic Development Authority, 3.53% (c)
            Industrial Development Revenue Bond
            Brown Packing Company Project, Series 01, AMT, 12/07/06
            LOC: Wachovia Bank, N.A.                                                        3,300,000         3,300,000         0.3%
        South Carolina Jobs-Economic Development Authority, 3.54% (c)
            Industrial Development Revenue Bond
            Waste Management Inc. Project, AMT, 12/06/06
            LOC: Wachovia Bank, N.A.                                                        5,000,000         5,000,000         0.4%
        South Carolina Jobs-Economic Development Authority, 3.55% (c)
            Industrial Development Revenue Bond
            Titan Wheel International Inc. Project, Series 95, AMT, 12/07/06
            LOC: LaSalle National Trust, N.A.                                               8,000,000         8,000,000         0.7%
                                                                                                      -----------------    ---------
                                                                                                             42,210,000         3.6%
     SOUTH DAKOTA
        South Dakota Housing Development Authority, 3.51% (c)
            Multi Family Housing Revenue Bond
            LaCrosse Investors Project, Series 01, 12/07/06
            LOC: Federal National Mortgage Association                                      6,495,000         6,495,000         0.5%
                                                                                                      -----------------   ----------

     TENNESSEE
        Chattanooga Industrial Development Board, 3.50% (c)
            Tennessee Aquarium Project, 12/07/06
            LOC: Bank of America, N.A.                                                      2,900,000         2,900,000         0.2%
        Volunteer State Student Funding Corporation, 3.52% (c)
            Student Loan Revenue Bond
            Series 88A-1, AMT, 12/06/06
            LOC: State Street Bank & Trust Co.                                              8,200,000         8,200,000         0.7%
                                                                                                      -----------------   ----------
                                                                                                             11,100,000         0.9%
     TEXAS
        Brazos River Authority, 3.52% (c)
            Pollution Control Revenue Bond
            TXU Energy Company LLC Project, Series D-1, AMT, 12/06/06
            LOC: Wachovia Bank, N.A.                                                        3,560,000         3,560,000         0.3%
        Brazos River Authority, 3.52% (c)
            Pollution Control Revenue Bond
            TXU Energy Company LLC Project, Series D-2, AMT, 12/06/06
            LOC: Wachovia Bank, N.A.                                                        4,890,000         4,890,000         0.4%
        Brazos River Harbor Navigation District, 3.71% (c)
            Merey Sweeny LP Project, Series 02A, AMT, 12/01/06
            LOC: J.P. Morgan Chase Bank                                                     1,800,000         1,800,000         0.2%




------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                        INVESTMENT PORTFOLIO
                                                          NOVEMBER 30, 2006
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                         % OF NET
                                                                                          AMOUNT            VALUE           ASSETS

        Capital Area Housing Finance Corporation, 3.56% (c)
            Multi Family Housing Revenue Bond
            Marble Falls Vistas Apartments Project, Series 04, AMT, 12/07/06
            LOC: Federal National Mortgage Association                                      3,000,000         3,000,000         0.2%
        Harris County Housing Finance Corporation, 3.56% (c)
            Multi Family Housing Revenue Bond
            Primrose at Aldine-Bender Apartments Project, Series 04, AMT, 12/07/06
            LOC: Federal National Mortgage Association                                      6,170,000         6,170,000         0.5%
        Houston Health Facilities Development Corporation, 3.48% (c)
            Hospital Revenue Bond
            Buckingham Senior Living Project, Series C, 12/07/06
            LOC: LaSalle National Trust, N.A.                                                 800,000           800,000         0.1%
        Mansfield Industrial Development Corporation, 3.52% (c)
            Industrial Development Revenue Bond
            Pier 1 Imports Project, AMT, 12/06/06
            LOC: J.P. Morgan Chase Bank                                                     4,000,000         4,000,000         0.3%
        Tarrant County Housing Finance Corporation, 3.59% (c)
            Multi Family Housing Revenue Bond
            Park at Sycamore School Apartments Project, Series 03, AMT, 12/07/06
            LOC: Wachovia Bank, N.A.                                                       12,800,000        12,800,000         1.1%
        Texas, 3.53%
            Tax & Revenue Anticipation Notes
            08/31/07                                                                       18,000,000        18,120,726         1.5%
                                                                                                      -----------------    ---------
                                                                                                             55,140,726         4.6%
     VIRGINIA
        Harrisonburg Redevelopment & Housing Authority, 3.56% (c)
            Multi Family Housing Revenue Bond
            Huntington Village Apartments Project, Series 01, AMT, 12/07/06
            LOC: Federal National Mortgage Association                                      5,000,000         5,000,000         0.4%
        Henrico County, GO, 3.54%
            Public Improvement Bond
            Series 06, 12/01/07                                                             3,600,000         3,651,111         0.3%
        Norfolk Industrial Development Authority, 3.58% (c)
            Industrial Development Revenue Bond
            Norfolk Ship Repair & Drydock Project, Series 00, AMT, 12/07/06
            LOC: Wachovia Bank, N.A.                                                        1,800,000        1,800,000          0.2%
        Virginia Beach Development Authority, 3.58% (c)
            Industrial Development Revenue Bond
            Architectural Graphics Project, Series 00, AMT, 12/07/06
            LOC: Wachovia Bank, N.A.                                                        3,400,000         3,400,000         0.3%
                                                                                                      -----------------   ----------
                                                                                                             13,851,111         1.2%
     WASHINGTON
        Port of Seattle, 3.50% (c)
            Subordinate Lien Revenue Bonds
            Series 05, AMT, 12/06/06
            LOC: Fortis Bank                                                                5,000,000         5,000,000         0.4%
        Port of Seattle, 3.58% (c)
            Subordinate Lien Revenue Bonds
            Series 97, AMT, 12/06/06
            LOC: Fortis Bank                                                                3,970,000         3,970,000         0.3%




------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                        INVESTMENT PORTFOLIO
                                                          NOVEMBER 30, 2006
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                         % OF NET
                                                                                          AMOUNT            VALUE           ASSETS

        Port of Vancouver, 3.55% (c)
            Industrial Development Revenue Bond
            United Grain Corporation Project, Series 92, AMT, 12/06/06
            LOC: Bank of America, N.A.                                                      6,000,000         6,000,000         0.5%
        Washington Economic Development Finance Authority, 3.60% (c)
            Industrial Development Revenue Bond
            Pacific Coast Shredding Project, Series 99D, AMT, 12/07/06
            LOC: U.S. Bank, N.A.                                                            3,170,000         3,170,000         0.3%
        Washington Housing Finance Commission, 3.53% (c)
            Forest Ridge School of the Sacred Heart Project, Series 05A, 12/07/06
            LOC: Key Bank                                                                   6,385,000         6,385,000         0.5%
        Washington Housing Finance Commission, 3.56% (c)
            Multi Family Housing Revenue Bond
            Silver Creek Apartments Project, Series 04B, AMT, 12/07/06
            LOC: Federal National Mortgage Association                                      4,050,000         4,050,000         0.3%
        Washington Housing Finance Commission, 3.56% (c)
            Multi Family Housing Revenue Bond
            Whisperwood Apartments Project, Series 02A, AMT, 12/07/06
            LOC: Federal National Mortgage Association                                      6,240,000         6,240,000         0.5%
        Washington Housing Finance Commission, 3.59% (c)
            Multi Family Housing Revenue Bond
            Hamilton Place Senior Living Project, AMT, 12/07/06
            LOC: U.S. Bank, N.A.                                                            3,590,000         3,590,000         0.3%
        Washington Housing Finance Commission, 3.60% (c)
            Multi Family Housing Revenue Bond
            LTC Properties Inc. Project, AMT, 12/07/06
            LOC: U.S. Bank, N.A.                                                            2,940,000         2,940,000         0.3%
        Washington Housing Finance Commission, 3.60% (c)
            Multi Family Housing Revenue Bond
            Sherwood Springs Apartments Project, Series 97, AMT, 12/07/06
            LOC: U.S. Bank, N.A.                                                            4,220,000         4,220,000         0.4%
        Washington Housing Finance Commission, 3.76% (c)
            Multi Family Housing Revenue Bond
            Olympic Place Apartments Project, Series 03A, AMT, 12/07/06
            LOC: U.S. Bank, N.A.                                                            4,500,000         4,500,000         0.4%
                                                                                                      -----------------   ----------
                                                                                                             50,065,000         4.2%
     WISCONSIN
        Oneida Tribe of Indians, 3.50% (c)
            Healthcare Facilities Revenue Bond
            12/07/06
            BPA: Bank of America, N.A.                                                      8,100,000         8,100,000         0.7%
        Wisconsin Health & Educational Facilities Authority, 3.47% (c)
            Healthcare Facilities Revenue Bond
            Wheaton Franciscan Services Project, Series 97, 12/07/06
            LOC: Citibank, N.A.                                                            22,600,000        22,600,000         1.9%
        Wisconsin Health & Educational Facilities Authority, 3.50% (c)
            Healthcare Facilities Revenue Bond
            Upland Hills Health Project, Series C, 12/06/06
            LOC: Allied Irish Banks                                                         3,000,000         3,000,000         0.3%
        Wisconsin Housing & Economic Development Authority, 3.51% (c)
            Home Ownership Revenue Bond
            Series 03A, AMT, 12/06/06
            BPA: Federal Home Loan Bank                                                     9,920,000         9,920,000         0.8%
        Wisconsin Housing & Economic Development Authority, 3.53% (c)
            Home Ownership Revenue Bond
            Series 03B, AMT, 12/06/06
            BPA: State Street Bank & Trust Co.                                              4,095,000         4,095,000         0.3%
                                                                                                      -----------------   ----------
                                                                                                             47,715,000         4.0%
                                                                                                      -----------------   ----------
     Total Notes, Bonds & Variable Rate Demand Notes (cost $997,617,196)                                    997,617,196        83.0%

                                                                                         PRINCIPAL                        % OF NET
                                                                                          AMOUNT           VALUE           ASSETS
                                                                                          ------           -----           -------
COMMERCIAL PAPER (a)
     FLORIDA
        Indian River County, 3.55%
            Hospital District, Series 90, 12/07/06
            LOC: Wachovia Bank, N.A.                                                       13,800,000        13,800,000         1.2%
        Jacksonville, 3.55%
            Series A, 12/12/06
            LOC: Landesbank Baden Wurttenburg                                              11,580,000        11,580,000         1.0%
        Miami-Dade County Aviation, 3.61%
            Miami International Airport Project, Series 05A, 12/08/06
            LOC: BNP Paribas and Dexia                                                     23,645,000        23,645,000         2.0%
                                                                                                      -----------------   ----------
                                                                                                             49,025,000         4.2%



------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                        INVESTMENT PORTFOLIO
                                                          NOVEMBER 30, 2006
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                         % OF NET
                                                                                          AMOUNT            VALUE           ASSETS
                                                                                          ------            -----          --------
     Kentucky
        Danville, 3.63%
            Series 90B, 01/10/07
            LOC: Fifth Third Bank                                                          10,000,000        10,000,000         0.8%
        Pendleton County, 3.55%
            Kentucky Association of County Leasing Trust, 03/07/07
            LOC: Commonwealth Bank of Australia                                            43,000,000        43,000,000         3.6%
                                                                                                      ----------------    ---------
                                                                                                             53,000,000         4.4%
     Michigan
        Michigan Building Authority, 3.55%
            Series 5, 01/04/07
            LOC: Bank of New York and State Street Bank & Trust Co.                         6,360,000        6,360,000          0.5%
                                                                                                      ----------------   ----------

     NEVADA
        Las Vegas Convention Authority, 3.55%
            Series 06A, 01/08/07
            LOC: Fortis Bank, Scotia Bank and State Street Bank & Trust Co.                 5,000,000        5,000,000          0.4%
                                                                                                      ----------------   ----------



------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                                        INVESTMENT PORTFOLIO
                                                          NOVEMBER 30, 2006
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                         % OF NET
                                                                                          AMOUNT            VALUE           ASSETS
                                                                                          ------            -----          --------
     NEW YORK
        Metropolitan Transportation Authority, 3.48%
            Transportation Revenue
            Series CP-1B, 12/15/06
            LOC: ABN-AMRO Bank N.V.                                                        13,000,000        13,000,000         1.1%
        New York Municipal Water Finance Authority, 3.55%
            Series 6, 01/11/07                                                             10,000,000        10,000,000         0.8%
                                                                                                      -----------------   ----------
                                                                                                             23,000,000         1.9%
     TEXAS
        San Antonio, 3.53%
            Electric and Gas Systems, Series A, 01/11/07                                    6,000,000         6,000,000         0.5%
        Texas Public Finance Authority, 3.50%
            Series 03, 12/15/06                                                             8,200,000         8,200,000         0.7%
        Texas Public Finance Authority, 3.60%
            Series 02B, 03/09/07                                                            9,815,000         9,815,000         0.8%
        University of Texas Board of Regents, 3.55%
            Revenue Financing System, Series A, 12/07/06                                   15,000,000        15,000,000         1.3%
                                                                                                      -----------------   ----------
                                                                                                             39,015,000         3.3%
     WASHINGTON
        Port of Seattle, 3.55%
            Subordinate Lien Revenue Notes
            Series A, 12/07/06
            LOC: Bayerische Landesbank                                                      8,500,000         8,500,000         0.7%
        Port of Seattle, 3.62%
            Subordinate Lien Revenue Notes
            Series 01B-1, AMT, 12/08/06
            LOC: Bank of America, N.A.                                                      9,260,000         9,260,000         0.8%
                                                                                                      -----------------   ----------
                                                                                                             17,760,000         1.5%
     WEST VIRGINIA
        West Virginia Public Energy Authority, 3.55%
            Morgantown Energy Association Project, Series 89A, AMT, 12/07/06
            LOC: Dexia                                                                     11,800,000        11,800,000         1.0%
                                                                                                      -----------------   ----------
     Total Commercial Paper (cost $204,960,000)                                                             204,960,000        17.2%
                                                                                                      -----------------   ----------

     TOTAL INVESTMENT PORTFOLIO (cost $1,202,577,196) (d), 100.2% (a)                                     1,202,577,196       100.2%
                                                                                                      -----------------   ----------
     OTHER ASSETS AND LIABILITIES, NET, (0.2)% (a)                                                          (6,982,038)       -0.2%
                                                                                                      -----------------   ----------
     NET ASSETS, (net asset value, offering and redemption price of $1.00 per share;                     $1,195,595,158       100.0%
                                                                                                      =================   ==========
        1,195,649,364 shares outstanding), consisting of paid-in-capital, 100.0%

     --------------

     (a) Percentages are based on net assets.
     (b) Earlier of the maturity date or the put date.
     (c) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
     (d) The aggregate identified cost for federal income tax purposes is the same.


AMBAC - American Municipal Bond Assurance Corporation
AMT-Securities subject to Alternative Minimum Tax
BPA-Bond Purchase Agreement
FGIC - Financial Guaranty Insurance Company
FSA-Financial Security Assurance Holdings Ltd.
GO- General Obligation
LOC-Credit enhancement provided by letter of credit issued by noted institution


NOTE 1: ORGANIZATION AND INVESTMENT OBJECTIVE. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund and the Municipal Money Market Fund.

   o The MONEY MARKET FUND seeks to achieve maximum current income consistent with stability of principal.
   o The MUNICIPAL MONEY MARKET FUND seeks to achieve current income exempt from federal income tax consistent with stability of principal.

  CLASS OFFERINGS. The Trust offers Class A shares to the public, in addition the Money Market Fund also offers Class C shares to the public. Class A and C shares have no front end sales charges, but may be subject to a contingent deferred sales charge ("CDSC") if they were acquired through an exchange from another Heritage Mutual Fund.

  CLASS B SHARES. An additional class of shares outstanding in the Money Market Fund, Class B shares, are no longer available for purchase, although existing Class B shareholders can exchange their shares for Class B shares of another Heritage Mutual Fund and acquire additional shares through dividend reinvestment. Class B shares have no front end sales charges but may be subject to a CDSC if they were acquired through an exchange from another Heritage Mutual Fund. Class B shares automatically convert to Class A shares of the fund eight years after purchase. In addition, the Trusts' Board of Trustees has approved the conversion of all remaining Class B shares to Class A shares on March 30, 2007. The conversion from Class B shares will not be a taxable event and all shareholders as of the conversion date, will not be charged a CDSC. After that conversion, there will be no Class B shares outstanding.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES.
  USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

  SECURITY VALUATION. The Trust uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

  REPURCHASE AGREEMENTS. The Money Market Fund enters into repurchase agreements whereby the Money Market Fund, through its custodian, receives delivery of the underlying securities, the market value of which, at the time of purchase, is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Money Market Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

  FEDERAL INCOME TAXES. The Trust is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Trust's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

  DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Trust uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

  REVENUE RECOGNITION. Investment security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis.

  EXPENSES. The Trust is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. In the Money Market Fund, expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Money Market Fund are allocated to each class of shares based upon their relative percentage of net assets.

  CLASS ALLOCATIONS (APPLIES TO THE MONEY MARKET FUND ONLY). Each class of shares has equal rights as to earnings and assets. Income, expenses, realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

  OTHER. In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Cash Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                    HERITAGE CASH TRUST
Date: January 29, 2007

                                                    /s/ K. C. Clark
                                                    ----------------------------
                                                    K.C. Clark
                                                    Principal Executive Officer




      Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 29, 2007



                                                    /s/ K. C. Clark
                                                    ----------------------------
                                                    K.C. Clark
                                                    Principal Executive Officer


Date: January 29, 2007



                                                    /s/ Andrea N. Mullins
                                                    ----------------------------
                                                    Andrea N. Mullins
                                                    Principal Financial Officer